Retirement Plan (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
The Company uses a measurement date of December 31 for the Defined Benefit Plan. The changes in projected benefit obligation, plan assets and details of the funded status of the Plan are as follows:

	December 31,
	2015	2016
	(in thousands)
Change in projected benefit obligation:
Benefit obligation at beginning of year	$2,619	3,535
Service cost	-	16
Interest cost	61	72
Actuarial loss	1,097	31
Effect of foreign currency rate changes	(242)	214
Benefit obligation at end of year	3,535	3,868
Change in plan assets:
Fair value at beginning of year	2,705	2,803
Actual return on plan assets	70	21
Employer contribution	119	124

	December 31,
	2015	2016
	(in thousands)
Effect of foreign currency rate changes	(91)	44
Fair value at end of year	2,803	2,992
Funded status	$(732)	(876)
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	$331	188
Accrued pension liabilities	(1,063)	(1,064)
Net amount recognized	$(732)	(876)

Schedule of Net Benefit Costs [Table Text Block]
For the years ended December 31, 2014, 2015 and 2016, the net periodic pension cost consisted of the following:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)
Service cost	$-	-	16
Interest cost	64	61	72
Expected return on plan assets	(52)	(54)	(52)
Net amortization	74	59	99
Net periodic pension cost	$86	66	135

Schedule of Assumptions Used [Table Text Block]
At December 31, 2015 and 2016, the weighted-average assumptions used in computing the benefit obligation are as follows:

	December 31,
	2015	2016

Discount rate	2.00%	1.80%
Rate of increase in compensation levels	5.00%	5.00%

For the years ended December 31, 2014, 2015 and 2016, the weighted average assumptions used in computing net periodic benefit cost are as follows:

	Year Ended December 31,
	2014	2015	2016
	Whole

Discount rate	2.25%	2.00%	1.80%
Rate of increase in compensation levels	4.00%	5.00%	5.00%
Expected long-term rate of return on pension assets	2.25%	2.00%	1.80%